Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Before Income Tax Expenses

The Company had minimal operations in jurisdictions other than the mainland China. Income before income tax expense consists of:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
	(in thousands)
Mainland China	1,724,835	1,813,055	1,604,428	219,806
Non-mainland China	38,011	184,509	81,880	11,217
	1,762,846	1,997,564	1,686,308	231,023

Income Tax (Benefit)/Expense

The income tax (benefit)/expense is comprised of:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
	(in thousands)
Current	86,560	122,118	105,484	14,451
Deferred	(148,340)	(49,963)	(42,525)	(5,826)
	(61,780)	72,155	62,959	8,625

Reconciliation of Income Tax (Benefit)/Expense

The reconciliation of income tax (benefit)/expense for the years ended December 31, 2022, 2023 and 2024 is as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
	(in thousands)
Income before income tax expense	1,762,846	1,997,564	1,686,308	231,023
Income tax expense computed at Mainland China statutory tax rates (25%)	440,713	499,391	421,577	57,756
Non-deductible expenses	60,268	44,435	46,990	6,438
Research and development expenses super-deduction	(234,179)	(220,773)	(196,888)	(26,974)
Change in valuation allowances	21,338	(3,674)	(18,841)	(2,581)
Outside basis difference	(5,652)	5,327	3,869	530
Effect of international tax rate difference	(16,835)	(45,900)	(32,279)	(4,422)
Effect of preferential tax rate	(267,490)	(276,110)	(227,237)	(31,131)
Effect of withholding tax on dividend	(1,667)	99,122	99,519	13,634
Other adjustments (Note)	(58,276)	(29,663)	(33,751)	(4,625)
Income tax (benefit)/expense	(61,780)	72,155	62,959	8,625

Note: This amount mainly represents tax adjustments relating to share-based compensation exercised in 2021,2022 and 2023, which can be recognized in calculating income tax expense when realized at the completion of the Company’s tax returns, in 2022,2023 and 2024, respectively
Components of Deferred Taxes

The significant components of deferred taxes are as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
	(in thousands)
Deferred tax assets
Allowance for credit losses	31,586	38,829	5,320
Accrued staff cost and expenses	108,733	46,729	6,402
Deferred revenue	12,525	9,841	1,348
Tax losses	446,091	412,192	56,470
VAT refund	8,308	1,957	268
Less: Valuation allowances	(311,645)	(201,302)	(27,578)
Total deferred tax assets	295,598	308,246	42,230

Deferred tax liabilities
Identifiable intangible assets arising from acquisition	30,239	19,128	2,621
Intangible assets and internally-developed software	12,721	11,280	1,545
Outside basis difference and others	433,801	437,670	59,960
Withholding income tax	21,194	—	—
Total deferred tax liabilities	497,955	468,078	64,126

Movement of Valuation Allowance	Movement of valuation allowance is as follow:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
	(in thousands)
Valuation allowance
Balance at beginning of the year	(452,670)	(420,566)	(311,645)	(42,695)
Additions	(48,944)	(26,623)	(34,672)	(4,750)
Reversal and write off (Note)	81,048	135,544	145,015	19,867
Balance at ending of the year	(420,566)	(311,645)	(201,302)	(27,578)

Note: It mainly represents valuation allowances written off due to the expiration of unused tax losses.